CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings
Balance (in shares) at Jan. 03, 2016		243,572,000
Balance at Jan. 03, 2016	$ 2,188,443	$ 150,497	$ 14,007	$ 1,093	$ 2,022,846
Changes in equity [abstract]
Share-based compensation	15,225		15,225
Shares issued under employee share purchase plan (in shares)		53,000
Shares issued under employee share purchase plan	1,532	$ 1,532
Shares issued pursuant to exercise of stock options (in shares)		77,000
Shares issued pursuant to exercise of stock options	825	$ 1,278	(453)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		291,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (4,696)	$ 7,632	(12,185)		(143)
Shares repurchased for cancellation (note 13(d)) (in shares)	(13,775,248)	(13,775,000)
Shares repurchased for cancellation (note 13(d))	$ (394,451)	$ (8,626)			(385,825)
Change in classification of non-Treasury RSUs to equity-settled	6,234		6,234
Dividends declared	(74,382)		370		(74,752)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(13,354,000)
Transactions with shareholders of the Company recognized directly in equity	(449,713)	$ 1,816	9,191		(460,720)
Cash flow hedges (note 14(d))	39,518			39,518
Actuarial loss on employee benefit obligations (note 12(a))	(5,239)				(5,239)
Net earnings	346,638				346,638
Comprehensive income	$ 380,917			39,518	341,399
Balance (in shares) at Jan. 01, 2017	230,218,171	230,218,000
Balance at Jan. 01, 2017	$ 2,119,647	$ 152,313	23,198	40,611	1,903,525
Changes in equity [abstract]
Share-based compensation	15,706		15,706
Shares issued under employee share purchase plan (in shares)		58,000
Shares issued under employee share purchase plan	1,671	$ 1,671
Shares issued pursuant to exercise of stock options (in shares)		269,000
Shares issued pursuant to exercise of stock options	3,390	$ 5,304	(1,914)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		364,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (4,520)	$ 7,709	(12,229)		0
Shares repurchased for cancellation (note 13(d)) (in shares)	(11,512,267)	(11,512,000)
Shares repurchased for cancellation (note 13(d))	$ (328,616)	$ (7,692)			(320,924)
Change in classification of non-Treasury RSUs to equity-settled	0
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(198,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(6,280)	$ (135)			(6,145)
Dividends declared	(84,822)		447		(85,269)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(11,019,000)
Transactions with shareholders of the Company recognized directly in equity	(403,471)	$ 6,857	2,010		(412,338)
Cash flow hedges (note 14(d))	(27,071)			(27,071)
Actuarial loss on employee benefit obligations (note 12(a))	(64)				(64)
Net earnings	362,334				362,334
Comprehensive income	$ 335,199			(27,071)	362,270
Balance (in shares) at Dec. 31, 2017	219,198,989	219,199,000
Balance at Dec. 31, 2017	$ 2,051,375	$ 159,170	$ 25,208	$ 13,540	$ 1,853,457